Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Allowance for loan losses	$ 5,595	$ 5,256
Deferred compensation	1,213	1,201
Pension costs	56	304
Intangible assets	231	312
Net operating loss carryforward		509
Deferred loan fees	614	1,260
Other	713	745
Deferred tax asset	8,422	9,587
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(973)	(851)
Discount accretion on securities	(86)	(10)
FHLB stock dividends	(969)	(969)
Unrealized gain on securities available for sale	(3,806)	(5,606)
Prepaids	(276)	(325)
Other	(1,243)	(979)
Deferred tax liability	(7,353)	(8,740)
Net deferred tax asset	$ 1,069	$ 847